INCOME TAXES - Deferred Income Tax Liabilities and Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Liabilities, Gross [Abstract]
Property, plant and equipment, net	$ 17,212	$ 17,516
Derivatives	0	5,912
Total deferred tax liabilities	17,212	23,428
Deferred Tax Assets, Gross [Abstract]
Derivatives	2,176	0
Goodwill and other intangibles	11,822	14,962
Receivables	1,208	1,862
Inventory	3,275	4,483
Accrued insurance	3,972	4,370
Other accrued expenses	6,027	3,899
Capital loss carryforwards	4,232	5,315
Net operating loss carryforwards	28,683	25,934
Other	291	291
Total deferred tax assets	61,686	61,116
Less: Valuation allowance	(44,926)	(38,769)
Net deferred tax liabilities	452	1,081
Current deferred tax assets	2,835	4,573
Long-term deferred tax liabilities	$ 3,287	$ 5,654